Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations in Consolidated Statements of Operations
Total revenues	$ 16,735	$ 20,454	$ 17,145	$ 15,908	$ 12,680	$ 12,335	$ 14,137	$ 13,096	$ 70,242	$ 52,248	$ 40,645
Total expenses	15,460	15,338	15,636	14,623	12,817	11,987	11,786	11,928	61,057	48,518	45,260
Provision for income tax expense (benefit)									2,793	1,110	(2,106)
Income (loss) from discontinued operations, net of income tax	25	6	32	(40)	23	3	11	6	23	43	62
MetLife Taiwan Insurance Company Limited [Member]
Discontinued Operations in Consolidated Statements of Operations
Total revenues									379	440	386
Total expenses									363	406	373
Income (loss) before provision for income tax									16	34	13
Provision for income tax expense (benefit)									(4)	12	4
Income (loss) from operations of discontinued operations, net of income tax									20	22	9
Gain (loss) on disposal, net of income tax									(64)	0	0
Income (loss) from discontinued operations, net of income tax									(44)	22	9
Texas Life Insurance Company [Member]
Discontinued Operations in Consolidated Statements of Operations
Total revenues											25
Total expenses											19
Income (loss) before provision for income tax											6
Provision for income tax expense (benefit)											2
Income (loss) from operations of discontinued operations, net of income tax											4
Gain (loss) on disposal, net of income tax											28
Income (loss) from discontinued operations, net of income tax											$ 32